Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%,
11/01/24 (Call 08/01/24)(a)	$3,219	$3,360,990
WPP Finance 2010, 3.75%, 09/19/24	2,932	3,067,195
		6,428,185
Aerospace & Defense — 1.4%
Boeing Co. (The)
1.43%, 02/04/24 (Call 03/03/22)(a)	7,105	7,042,334
1.95%, 02/01/24(a)	2,963	2,975,859
2.80%, 03/01/24 (Call 02/01/24)	1,341	1,364,454
2.85%, 10/30/24 (Call 07/30/24)	956	975,139
General Dynamics Corp., 2.38%, 11/15/24
(Call 09/15/24)(a)	2,695	2,746,906
L3Harris Technologies Inc., 3.95%, 05/28/24
(Call 02/28/24)(a)	1,183	1,233,514
Raytheon Technologies Corp., 3.20%, 03/15/24
(Call 01/15/24)	4,355	4,489,831
Teledyne Technologies Inc., 0.95%, 04/01/24
(Call 04/01/22)	1,875	1,839,825
		22,667,862
Agriculture — 1.6%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	1,139	1,183,113
4.00%, 01/31/24	2,640	2,754,682
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	3,814	3,879,753
3.22%, 08/15/24 (Call 06/15/24)	8,347	8,563,438
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	2,559	2,684,340
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)(a)	3,886	3,989,057
3.25%, 11/10/24	2,646	2,753,904
		25,808,287
Airlines — 0.1%
Continental Airlines 2012-2 Class A Pass Through Trust,
Series 2012-2 A, Class A, 4.00%, 04/29/26	541	556,343
United Airlines Pass Through Trust, Series 2012-1 A,
Class A, 4.15%, 10/11/25	625	644,391
		1,200,734
Auto Manufacturers — 3.4%
American Honda Finance Corp.
0.55%, 07/12/24	2,697	2,625,610
0.75%, 08/09/24(a)	330	322,710
2.15%, 09/10/24	2,427	2,456,270
2.40%, 06/27/24(a)	2,178	2,217,008
2.90%, 02/16/24	1,743	1,788,492
3.55%, 01/12/24(a)	2,454	2,550,810
General Motors Financial Co. Inc.
1.05%, 03/08/24(a)	2,685	2,640,966
1.20%, 10/15/24(a)	2,135	2,088,329
3.50%, 11/07/24 (Call 09/07/24)	3,357	3,478,960
3.95%, 04/13/24 (Call 02/13/24)	4,074	4,240,708
5.10%, 01/17/24 (Call 12/17/23)	4,595	4,871,114
PACCAR Financial Corp.
0.35%, 02/02/24(a)	1,263	1,236,123
0.50%, 08/09/24	645	627,682
0.90%, 11/08/24(a)	765	750,748
2.15%, 08/15/24	1,589	1,610,308
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	$3,655	$3,592,646
2.36%, 07/02/24(a)	1,520	1,547,573
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	2,924	2,873,766
0.50%, 06/18/24	3,035	2,961,735
0.63%, 09/13/24	3,505	3,413,870
2.00%, 10/07/24(a)	1,622	1,636,858
2.90%, 04/17/24(a)	2,625	2,700,390
3.35%, 01/08/24	1,339	1,387,646
		53,620,322
Auto Parts & Equipment — 0.2%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	3,250	3,377,172

Banks — 24.6%
Banco Santander SA, 2.71%, 06/27/24	5,500	5,610,165
Bank of America Corp.
4.00%, 04/01/24	7,511	7,891,657
4.13%, 01/22/24(a)	7,864	8,265,300
4.20%, 08/26/24(a)	9,876	10,423,624
Bank of Montreal
0.63%, 07/09/24(a)	4,350	4,236,813
2.50%, 06/28/24	3,434	3,503,813
Series E, 3.30%, 02/05/24	6,032	6,241,612
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	1,085	1,062,052
2.10%, 10/24/24(a)	3,282	3,324,469
3.25%, 09/11/24 (Call 08/11/24)	1,924	2,001,941
3.40%, 05/15/24 (Call 04/15/24)	1,575	1,640,504
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	2,543	2,647,187
Series J, 0.85%, 10/25/24 (Call 09/25/24)	1,095	1,075,783
Bank of Nova Scotia (The)
0.65%, 07/31/24	3,310	3,224,701
0.70%, 04/15/24	2,840	2,777,548
3.40%, 02/11/24(a)	4,670	4,836,439
Barclays Bank PLC, 3.75%, 05/15/24	1,485	1,553,533
Barclays PLC, 4.38%, 09/11/24(a)	4,014	4,221,203
BNP Paribas SA, 4.25%, 10/15/24(a)	3,585	3,799,347
BPCE SA, 4.00%, 04/15/24	5,537	5,808,701
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	2,455	2,400,646
3.10%, 04/02/24	3,549	3,656,748
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	6,976	7,268,364
Citigroup Inc.
3.75%, 06/16/24	2,281	2,389,142
4.00%, 08/05/24	2,906	3,050,050
Comerica Bank, 2.50%, 07/23/24	2,680	2,735,074
Cooperatieve Rabobank U.A./New York, 0.38%, 01/12/24(a)	1,450	1,420,870
Credit Agricole Corporate & Investment Bank SA, 0.78%,
06/28/24 (Call 06/28/22)(a)	410	400,668
Credit Suisse AG/New York NY
0.50%, 02/02/24(a)	3,749	3,665,210
3.63%, 09/09/24	10,283	10,738,640
Deutsche Bank AG/London, 3.70%, 05/30/24	2,933	3,041,257
Deutsche Bank AG/New York NY
0.90%, 05/28/24	3,895	3,817,762
3.70%, 05/30/24	2,473	2,559,085
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	3,074	3,103,480
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	5,701	5,911,139

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.30%, 01/16/24 (Call 12/16/23)	$3,100	$3,244,367
First-Citizens Bank & Trust Co., 4.75%, 02/16/24
(Call 02/24/22)	120	126,870
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	5,558	5,755,309
3.85%, 07/08/24 (Call 04/08/24)	7,431	7,754,397
4.00%, 03/03/24	9,679	10,124,428
HSBC Holdings PLC, 4.25%, 03/14/24	6,988	7,297,778
HSBC USA Inc., 3.50%, 06/23/24	3,010	3,136,450
Huntington Bancshares Inc./OH, 2.63%, 08/06/24
(Call 07/06/24)	3,776	3,840,758
ING Groep NV, 3.55%, 04/09/24	4,052	4,199,007
Intesa Sanpaolo SpA, 5.25%, 01/12/24	725	768,718
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	6,397	6,692,030
3.88%, 02/01/24(a)	4,999	5,236,403
3.88%, 09/10/24	9,872	10,374,386
Lloyds Banking Group PLC
3.90%, 03/12/24	3,517	3,669,532
4.50%, 11/04/24	3,827	4,052,066
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24(a)	3,819	3,906,178
3.41%, 03/07/24(a)	5,746	5,944,754
Morgan Stanley
3.70%, 10/23/24(a)	10,442	10,928,597
Series F, 3.88%, 04/29/24(a)	10,512	10,989,770
National Bank of Canada, 0.75%, 08/06/24	1,640	1,597,048
Natwest Group PLC, 5.13%, 05/28/24	4,226	4,499,634
People's United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)	499	519,594
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)(a)	894	932,397
PNC Bank NA, 2.50%, 08/27/24 (Call 07/27/24)	2,502	2,552,966
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	2,613	2,648,981
3.50%, 01/23/24 (Call 12/23/23)	3,821	3,958,785
3.90%, 04/29/24 (Call 03/29/24)	2,953	3,091,732
Royal Bank of Canada
0.43%, 01/19/24	2,231	2,186,045
0.65%, 07/29/24	3,175	3,092,863
0.75%, 10/07/24	3,525	3,428,098
2.25%, 11/01/24	5,348	5,416,134
2.55%, 07/16/24(a)	4,634	4,725,521
Santander Holdings USA Inc., 3.50%, 06/07/24
(Call 05/07/24)	3,928	4,046,861
Santander UK PLC
2.88%, 06/18/24(a)	1,020	1,044,123
4.00%, 03/13/24(a)	4,225	4,427,166
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	872	905,729
3.95%, 01/10/24(a)	955	998,806
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	774	757,994
2.45%, 09/27/24(a)	3,843	3,897,878
2.70%, 07/16/24(a)	6,687	6,823,950
Toronto-Dominion Bank (The)
0.55%, 03/04/24	2,370	2,321,794
0.70%, 09/10/24	3,155	3,077,355
1.25%, 12/13/24(a)	3,025	2,984,193
2.65%, 06/12/24	5,017	5,133,144
3.25%, 03/11/24	4,115	4,259,601
Security	Par (000)	Value

Banks (continued)
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)(a)	$4,198	$4,246,865
3.20%, 04/01/24 (Call 03/01/24)(a)	4,151	4,291,968
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	3,360	3,424,546
2.85%, 10/26/24 (Call 09/26/24)(a)	3,808	3,925,439
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	4,399	4,483,857
3.38%, 02/05/24 (Call 01/05/24)	4,652	4,819,937
3.60%, 09/11/24 (Call 08/11/24)	3,352	3,509,477
3.70%, 01/30/24 (Call 12/29/23)(a)	2,186	2,283,277
Wells Fargo & Co.
3.30%, 09/09/24(a)	7,786	8,072,135
3.75%, 01/24/24 (Call 12/22/23)	10,332	10,747,346
4.48%, 01/16/24(a)	2,330	2,459,385
Westpac Banking Corp.
1.02%, 11/18/24	1,485	1,460,245
3.30%, 02/26/24	5,650	5,869,615
		387,268,809
Beverages — 1.0%
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	4,313	4,349,272
Constellation Brands Inc., 4.75%, 11/15/24	1,951	2,099,744
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	2,187	2,208,936
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 03/15/22)	2,360	2,312,116
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	4,482	4,667,106
		15,637,174
Biotechnology — 0.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	5,401	5,626,276
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	5,926	6,156,817
		11,783,093
Building Materials — 0.2%
Johnson Controls International PLC, 3.63%, 07/02/24
(Call 04/02/24)(b)	1,305	1,360,789
Martin Marietta Materials Inc., 4.25%, 07/02/24
(Call 04/02/24)	991	1,045,931
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	1,221	1,290,279
		3,696,999
Chemicals — 0.9%
Air Products and Chemicals Inc., 3.35%, 07/31/24
(Call 04/30/24)	1,245	1,294,414
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,485	1,569,719
Celanese U.S. Holdings LLC, 3.50%, 05/08/24
(Call 04/08/24)(a)	2,420	2,503,756
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	622	645,549
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	2,810	3,017,097
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)(a)	1,375	1,396,918
Sherwin-Williams Co. (The), 3.13%, 06/01/24
(Call 04/01/24)(a)	3,058	3,155,520
Westlake Chemical Corp., 0.88%, 08/15/24
(Call 08/15/22)(a)	225	219,332
		13,802,305
Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	2,567	2,613,386
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24
(Call 10/01/23)	390	385,308
Moody's Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	1,987	2,103,418
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)(a)	5,488	5,591,723

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	$115	$111,800
		10,805,635
Computers — 3.1%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	2,962	2,986,881
2.85%, 05/11/24 (Call 03/11/24)	5,970	6,143,488
3.00%, 02/09/24 (Call 12/09/23)	5,055	5,207,054
3.45%, 05/06/24(a)	7,891	8,234,259
Dell International LLC/EMC Corp., 4.00%, 07/15/24
(Call 06/15/24)(a)	3,982	4,169,393
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	712	737,895
Hewlett Packard Enterprise Co., 1.45%, 04/01/24
(Call 03/01/24)(a)	3,419	3,392,503
International Business Machines Corp.
3.00%, 05/15/24	9,656	9,955,626
3.63%, 02/12/24(a)	6,527	6,793,759
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	1,557	1,609,704
		49,230,562
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,352	1,405,850
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24
(Call 11/01/24)(a)	1,951	1,971,544
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/12/22)(a)	1,145	1,114,635
2.60%, 05/05/24 (Call 03/05/24)(a)	3,549	3,619,731
3.25%, 03/07/24 (Call 02/07/24)	1,759	1,816,537
		9,928,297
Diversified Financial Services — 6.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)(a)	9,695	9,528,343
2.88%, 08/14/24 (Call 07/14/24)(a)	2,401	2,441,697
3.15%, 02/15/24 (Call 01/15/24)	3,586	3,655,031
4.88%, 01/16/24 (Call 12/16/23)	2,763	2,897,586
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	2,605	2,567,410
Affiliated Managers Group Inc., 4.25%, 02/15/24	1,240	1,302,384
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	1,937	1,884,488
0.80%, 08/18/24 (Call 07/18/24)	510	495,011
4.25%, 02/01/24 (Call 01/01/24)	2,426	2,527,164
4.25%, 09/15/24 (Call 06/15/24)	2,199	2,302,991
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	1,602	1,656,260
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	3,056	3,174,573
5.13%, 09/30/24(a)	2,583	2,786,256
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	5,237	5,342,683
3.00%, 10/30/24 (Call 09/29/24)(a)	5,810	5,997,024
3.40%, 02/22/24 (Call 01/22/24)	4,570	4,730,955
3.63%, 12/05/24 (Call 11/04/24)(a)	2,056	2,155,264
Ameriprise Financial Inc., 3.70%, 10/15/24	2,317	2,437,414
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	1,210	1,246,324
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	3,532	3,689,209
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)(a)	5,245	5,432,666
3.75%, 04/24/24 (Call 03/24/24)(a)	2,582	2,688,740
3.90%, 01/29/24 (Call 12/29/23)	4,359	4,535,932
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	2,515	2,476,873
3.55%, 02/01/24 (Call 01/01/24)	1,756	1,826,240
Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 04/01/24 (Call 03/02/24)(a)	$2,050	$2,132,779
Citigroup Global Markets Holdings Inc./U.S, 0.75%,
06/07/24 (Call 06/07/22)	495	483,595
Discover Financial Services, 3.95%, 11/06/24
(Call 08/06/24)	1,918	2,011,809
Invesco Finance PLC, 4.00%, 01/30/24	1,954	2,040,328
Mastercard Inc., 3.38%, 04/01/24	4,316	4,491,661
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	2,204	2,317,374
ORIX Corp.
3.25%, 12/04/24(a)	2,050	2,118,901
4.05%, 01/16/24	1,637	1,706,703
Stifel Financial Corp., 4.25%, 07/18/24	1,693	1,780,714
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)(a)	4,448	4,652,786
4.38%, 03/19/24 (Call 02/19/24)(a)	2,477	2,588,118
		106,103,286
Electric — 4.5%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,480	2,515,216
American Electric Power Co. Inc., 2.03%, 03/15/24	755	755,747
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,772	2,854,495
Black Hills Corp., 1.04%, 08/23/24 (Call 02/23/22)(a)	415	406,086
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	1,782	1,807,572
Cleveland Electric Illuminating Co. (The), 5.50%,
08/15/24(a)	135	147,369
Dominion Energy Inc., 3.07%, 08/15/24(b)	3,144	3,224,612
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)(a)	1,232	1,278,262
DTE Energy Co., Series C, 2.53%, 10/01/24	2,336	2,374,240
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)(a)	4,286	4,453,411
Edison International, 3.55%, 11/15/24 (Call 10/15/24)(a)	2,159	2,237,393
Emera U.S. Finance LP, 0.83%, 06/15/24(a)	995	969,488
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)(a)	1,249	1,289,168
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	1,100	1,145,364
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	610	664,253
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 10/01/22)(a)	3,280	3,212,629
5.40%, 11/01/24(a)	960	1,054,166
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	3,352	3,385,185
Eversource Energy, Series L, 2.90%, 10/01/24
(Call 08/01/24)	1,780	1,822,133
Florida Power & Light Co., 3.25%, 06/01/24
(Call 12/01/23)(a)	2,009	2,074,112
Georgia Power Co., Series A, 2.20%, 09/15/24
(Call 08/15/24)	2,295	2,313,130
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)(a)	2,190	2,267,811
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	1,169	1,214,907
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)(a)	1,638	1,694,626
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	2,450	2,559,417
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	1,725	1,685,049
2.95%, 02/07/24 (Call 12/07/23)(a)	1,494	1,531,305
Series D, 1.00%, 10/18/24	665	654,333
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24
(Call 05/01/24)(a)	2,286	2,340,087
Pacific Gas and Electric Co.
3.40%, 08/15/24 (Call 05/15/24)(a)	566	576,811
3.75%, 02/15/24 (Call 11/15/23)	1,404	1,436,446
PacifiCorp., 3.60%, 04/01/24 (Call 01/01/24)	399	414,457

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)(a)	$1,430	$1,483,682
Public Service Enterprise Group Inc., 2.88%, 06/15/24
(Call 05/15/24)	3,475	3,549,295
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,685	1,662,236
Series K, 0.98%, 08/01/24	685	672,266
Southern Co. (The), Series 21-A, 0.60%, 02/26/24
(Call 01/26/24)(a)	1,605	1,568,005
Southwestern Public Service Co., 3.30%, 06/15/24
(Call 12/15/23)(a)	375	386,880
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	662	685,693
Virginia Electric & Power Co., 3.45%, 02/15/24
(Call 11/15/23)(a)	792	818,461
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)(a)	2,095	2,054,336
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)	1,096	1,106,313
		70,346,447
Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	1,805	1,854,583
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	1,285	1,323,319
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	2,417	2,483,757
Honeywell International Inc., 2.30%, 08/15/24
(Call 07/15/24)	3,753	3,817,627
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)(a)	1,262	1,345,140
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 08/09/22)(c)	605	591,448
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	1,740	1,854,214
Tyco Electronics Group SA, 3.45%, 08/01/24
(Call 05/01/24)	278	288,467
		13,558,555
Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)(a)	4,059	4,113,512

Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)(a)	3,639	3,830,011
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	2,041	2,115,272
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)	948	960,997
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	1,345	1,318,356
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)(a)	1,572	1,639,140
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	3,464	3,567,677
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	4,093	4,291,756
		17,723,209
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24
(Call 05/01/24)(a)	1,158	1,213,237
Georgia-Pacific LLC, 8.00%, 01/15/24	1,945	2,190,245
		3,403,482
Gas — 0.5%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	849	885,498
Series A, 2.50%, 11/15/24 (Call 10/15/24)	2,923	2,975,292
ONE Gas Inc.
1.10%, 03/11/24 (Call 02/16/22)(a)	3,080	3,024,776
3.61%, 02/01/24 (Call 11/01/23)	235	242,083
Southern California Gas Co., 3.15%, 09/15/24
(Call 06/15/24)	965	999,991
		8,127,640
Security	Par (000)	Value

Health Care - Products — 1.2%
Baxter International Inc., 1.32%, 11/29/24(a)(c)	$4,170	$4,099,402
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	3,826	3,958,992
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	3,066	3,095,618
PerkinElmer Inc., 0.85%, 09/15/24 (Call 09/15/22)(a)	135	131,347
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	3,011	3,115,120
Thermo Fisher Scientific Inc., 1.22%, 10/18/24
(Call 10/18/22)	5,080	5,007,305
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24
(Call 11/22/22)	50	49,281
		19,457,065
Health Care - Services — 2.2%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	3,198	3,322,882
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)(a)	3,344	3,477,793
3.50%, 08/15/24 (Call 05/15/24)	3,237	3,366,577
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	1,943	1,976,808
HCA Inc., 5.00%, 03/15/24(a)	7,232	7,667,005
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	2,721	2,845,486
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	1,898	1,917,416
3.25%, 09/01/24 (Call 07/01/24)	2,521	2,600,588
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	814	851,949
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)(a)	175	171,407
2.38%, 08/15/24	3,111	3,174,527
3.50%, 02/15/24(a)	3,029	3,155,158
		34,527,596
Holding Companies - Diversified — 0.9%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	3,566	3,717,056
Blackstone Private Credit Fund
1.75%, 09/15/24(c)	1,635	1,591,722
2.35%, 11/22/24(c)	20	19,713
FS KKR Capital Corp.
1.65%, 10/12/24(a)	1,295	1,257,134
4.63%, 07/15/24 (Call 06/15/24)	1,473	1,534,984
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	1,670	1,694,416
Main Street Capital Corp., 5.20%, 05/01/24(a)	1,756	1,845,310
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)	1,755	1,848,085
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24
(Call 10/01/24)(a)	1,135	1,172,432
		14,680,852
Home Builders — 0.5%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)(a)	2,945	2,984,610
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(a)	2,012	2,114,974
5.88%, 11/15/24 (Call 05/15/24)(a)	2,555	2,779,278
		7,878,862
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	335	347,120
Whirlpool Corp., 4.00%, 03/01/24(a)	740	774,684
		1,121,804
Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/15/22)	225	219,172
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)(a)	1,537	1,612,175
		1,831,347
Insurance — 2.1%
Aflac Inc., 3.63%, 11/15/24	3,405	3,580,528
American International Group Inc., 4.13%, 02/15/24	4,478	4,701,989

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon PLC, 3.50%, 06/14/24 (Call 03/14/24)	$2,476	$2,568,751
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,159	1,239,898
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	2,160	2,276,986
Chubb INA Holdings Inc., 3.35%, 05/15/24	680	706,724
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	2,313	2,411,765
First American Financial Corp., 4.60%, 11/15/24	58	61,985
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	2,728	2,836,765
3.88%, 03/15/24 (Call 02/15/24)	4,269	4,467,338
MetLife Inc., 3.60%, 04/10/24(a)	3,699	3,861,793
Old Republic International Corp., 4.88%, 10/01/24
(Call 09/01/24)(a)	767	820,920
Unum Group, 4.00%, 03/15/24	686	715,608
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	2,898	3,005,892
		33,256,942
Internet — 2.7%
Alibaba Group Holding Ltd., 3.60%, 11/28/24
(Call 08/28/24)	7,475	7,782,821
Alphabet Inc., 3.38%, 02/25/24(a)	4,370	4,551,224
Amazon.com Inc.
0.45%, 05/12/24	8,040	7,868,426
2.80%, 08/22/24 (Call 06/22/24)	6,955	7,166,362
3.80%, 12/05/24 (Call 09/05/24)	4,443	4,690,431
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	2,600	2,731,196
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	3,616	3,746,248
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	1,416	1,491,430
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	2,343	2,387,564
		42,415,702
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	1,859	1,903,504

Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)	235	229,525

Lodging — 0.7%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 10/01/22)	2,240	2,224,074
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	5,596	5,659,738
Marriott International Inc./MD, 3.60%, 04/15/24
(Call 03/15/24)	2,231	2,309,085
		10,192,897
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	1,600	1,561,648
0.60%, 09/13/24	2,535	2,471,904
0.95%, 01/10/24	5	4,959
2.15%, 11/08/24	3,416	3,460,681
2.85%, 05/17/24	1,399	1,440,145
3.25%, 12/01/24(a)	2,476	2,580,413
3.30%, 06/09/24(a)	1,072	1,114,623
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	3,359	3,490,337
CNH Industrial Capital LLC, 4.20%, 01/15/24	1,711	1,786,438
John Deere Capital Corp.
0.45%, 01/17/24	2,500	2,458,900
0.45%, 06/07/24	1,990	1,943,315
0.63%, 09/10/24(a)	1,675	1,635,554
0.90%, 01/10/24	35	34,686
2.60%, 03/07/24	2,000	2,047,600
2.65%, 06/24/24	2,415	2,477,379
3.35%, 06/12/24(a)	1,700	1,771,689
3.45%, 01/10/24(a)	682	708,714
Security	Par (000)	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp., 4.40%,
03/15/24 (Call 02/15/24)	$2,558	$2,678,686
		33,667,671
Manufacturing — 1.1%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	4,127	4,279,369
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	1,505	1,561,392
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	2,623	2,721,809
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	2,577	2,628,746
3.30%, 11/21/24 (Call 08/21/24)(a)	2,121	2,197,293
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	1,006	1,051,159
Trane Technologies Luxembourg Finance SA, 3.55%,
11/01/24 (Call 08/01/24)	1,854	1,931,497
		16,371,265
Media — 2.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%, 02/01/24
(Call 01/01/24)	4,691	4,920,765
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)	8,616	8,993,639
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	1,699	1,761,982
3.90%, 11/15/24 (Call 08/15/24)	2,011	2,107,970
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	5,529	5,779,077
ViacomCBS Inc.
3.70%, 08/15/24 (Call 05/15/24)(a)	2,157	2,249,147
3.88%, 04/01/24 (Call 01/01/24)	1,185	1,234,237
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	5,767	5,780,725
3.70%, 09/15/24 (Call 06/15/24)	2,576	2,695,295
		35,522,837
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	523	543,831

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	2,445	2,565,441
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)(a)	1,956	2,094,035
		4,659,476
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24
(Call 06/01/24)	2,175	2,297,453

Oil & Gas — 4.1%
BP Capital Markets America Inc., 3.79%, 02/06/24
(Call 01/06/24)(a)	3,174	3,312,863
BP Capital Markets PLC
3.54%, 11/04/24	3,118	3,259,744
3.81%, 02/10/24	3,944	4,120,612
Canadian Natural Resources Ltd., 3.80%, 04/15/24
(Call 01/15/24)(a)	2,386	2,474,759
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	4,303	4,426,754
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	2,557	2,701,701
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)(a)	645	672,064
Continental Resources Inc./OK, 3.80%, 06/01/24
(Call 03/01/24)	3,420	3,521,848
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(a)(c)	2,817	2,953,456
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	1,817	1,949,950
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	3,097	3,160,705
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	4,913	4,968,468
3.18%, 03/15/24 (Call 12/15/23)	3,248	3,359,471

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)(a)	$721	$746,711
Marathon Petroleum Corp., 3.63%, 09/15/24
(Call 06/15/24)(a)	3,176	3,294,147
Ovintiv Exploration Inc., 5.63%, 07/01/24	3,370	3,633,130
Phillips 66, 0.90%, 02/15/24 (Call 03/03/22)(a)	1,155	1,140,643
Pioneer Natural Resources Co., 0.75%, 01/15/24
(Call 02/11/22)	575	563,264
Shell International Finance BV, 2.00%, 11/07/24
(Call 10/07/24)	5,755	5,820,837
TotalEnergies Capital International SA
3.70%, 01/15/24	3,782	3,942,584
3.75%, 04/10/24	4,309	4,510,704
		64,534,415
Packaging & Containers — 0.4%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)	2,574	2,528,672
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)(a)	1,601	1,669,923
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	2,479	2,546,106
		6,744,701
Pharmaceuticals — 5.2%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	12,118	12,336,730
3.85%, 06/15/24 (Call 03/15/24)	3,694	3,859,122
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	1,733	1,792,667
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 05/28/22)	5,000	4,901,700
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	3,217	3,325,477
3.73%, 12/15/24 (Call 09/15/24)	2,834	2,966,461
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(a)	8,334	8,595,771
3.63%, 05/15/24 (Call 02/15/24)	990	1,032,659
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	2,959	3,035,727
3.50%, 11/15/24 (Call 08/15/24)	1,637	1,701,252
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	1,045	1,024,905
3.50%, 06/15/24 (Call 03/17/24)	2,699	2,798,080
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	3,871	3,952,756
3.38%, 08/12/24 (Call 05/12/24)	2,755	2,858,450
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24
(Call 05/01/24)	4,552	4,698,984
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	3,903	4,060,642
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	2,521	2,598,748
Novartis Capital Corp., 3.40%, 05/06/24	6,867	7,163,036
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	2,983	3,076,786
3.40%, 05/15/24(a)	3,037	3,168,290
Wyeth LLC, 6.45%, 02/01/24	1,971	2,157,555
		81,105,798
Pipelines — 4.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)(a)	1,464	1,562,835
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24
(Call 01/01/24)	4,385	4,791,797
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24
(Call 09/15/24)(c)	418	434,553
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	2,946	3,042,099
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)	1,624	1,678,160
Security	Par (000)	Value

Pipelines (continued)
4.25%, 04/01/24 (Call 01/01/24)	$2,155	$2,243,915
4.50%, 04/15/24 (Call 03/15/24)	2,508	2,632,221
4.90%, 02/01/24 (Call 11/01/23)	1,644	1,725,279
5.88%, 01/15/24 (Call 10/15/23)	3,052	3,255,446
Enterprise Products Operating LLC, 3.90%, 02/15/24
(Call 11/15/23)	4,047	4,212,199
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	2,424	2,523,626
4.25%, 09/01/24 (Call 06/01/24)	2,252	2,366,199
4.30%, 05/01/24 (Call 02/01/24)	2,461	2,577,184
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	4,406	4,721,029
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	1,988	2,023,565
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	1,062	1,075,859
Plains All American Pipeline LP/PAA Finance Corp., 3.60%,
11/01/24 (Call 08/01/24)	2,625	2,712,308
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24
(Call 02/15/24)	6,940	7,457,446
Spectra Energy Partners LP, 4.75%, 03/15/24
(Call 12/15/23)(a)	2,933	3,092,761
TransCanada PipeLines Ltd., 1.00%, 10/12/24
(Call 09/12/24)	810	792,399
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	4,464	4,670,951
4.55%, 06/24/24 (Call 03/24/24)(a)	4,220	4,459,358
		64,051,189
Real Estate Investment Trusts — 4.2%
American Campus Communities Operating Partnership LP,
4.13%, 07/01/24 (Call 04/01/24)	1,374	1,446,149
American Tower Corp.
0.60%, 01/15/24	836	818,745
3.38%, 05/15/24 (Call 04/15/24)	2,860	2,950,605
5.00%, 02/15/24	4,112	4,375,291
AvalonBay Communities Inc., 3.50%, 11/15/24
(Call 08/15/24)	1,692	1,767,345
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	3,156	3,266,460
Brandywine Operating Partnership LP, 4.10%, 10/01/24
(Call 07/01/24)	404	421,732
Brixmor Operating Partnership LP, 3.65%, 06/15/24
(Call 04/15/24)	1,600	1,658,880
Crown Castle International Corp., 3.20%, 09/01/24
(Call 07/01/24)	3,524	3,631,799
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24
(Call 10/15/24)(a)	2,466	2,537,070
Duke Realty LP, 3.75%, 12/01/24 (Call 02/13/22)	1,058	1,116,412
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	4,060	4,123,133
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	1,445	1,507,337
Federal Realty Investment Trust, 3.95%, 01/15/24
(Call 10/15/23)	1,650	1,710,654
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24
(Call 08/01/24)	1,265	1,294,386
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	1,144	1,182,198
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	1,312	1,359,048
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	1,709	1,738,685
Mid-America Apartments LP, 3.75%, 06/15/24
(Call 03/15/24)(a)	905	943,707
National Retail Properties Inc., 3.90%, 06/15/24
(Call 03/15/24)	1,158	1,209,589
Office Properties Income Trust, 4.25%, 05/15/24
(Call 02/15/24)	1,212	1,250,384

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 4.95%, 04/01/24
(Call 01/01/24)	$1,115	$1,176,871
Piedmont Operating Partnership LP, 4.45%, 03/15/24
(Call 12/15/23)	266	276,675
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)(a)	1,560	1,635,301
4.60%, 02/06/24 (Call 11/06/23)	2,172	2,286,160
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	3,540	3,561,382
3.38%, 10/01/24 (Call 07/01/24)	3,083	3,203,422
3.75%, 02/01/24 (Call 11/01/23)(a)	2,463	2,558,983
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	1,695	1,754,189
3.75%, 05/01/24 (Call 02/01/24)	1,535	1,591,626
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	4,636	4,810,592
4.50%, 01/15/24 (Call 10/15/23)	1,206	1,264,443
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	1,562	1,644,021
		66,073,274
Retail — 2.1%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	1,854	1,922,802
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	1,899	1,958,192
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	4,669	4,797,444
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	4,476	4,667,752
Lowe's Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	2,265	2,343,301
McDonald's Corp., 3.25%, 06/10/24(a)	2,425	2,519,284
Target Corp., 3.50%, 07/01/24(a)	4,151	4,347,052
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	2,060	2,122,480
2.85%, 07/08/24 (Call 06/08/24)	3,280	3,383,353
3.30%, 04/22/24 (Call 01/22/24)	5,217	5,409,611
		33,471,271
Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%,
01/15/24 (Call 11/15/23)(a)	5,167	5,345,778
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	2,547	2,655,782
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)	5,664	5,827,350
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	4,887	5,218,925
Microchip Technology Inc., 0.97%, 02/15/24	4,855	4,753,385
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	285	278,707
NXP BV/NXP Funding LLC, 4.88%, 03/01/24
(Call 02/01/24)(c)	4,418	4,682,152
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(c)	175	172,538
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	4,598	4,733,595
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)(a)	1,235	1,265,678
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	3,682	3,763,667
		38,697,557
Software — 2.5%
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	690	732,131
Fidelity National Information Services Inc., 0.60%, 03/01/24	2,525	2,464,122
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	7,212	7,357,106
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)(a)	8,147	8,381,308
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)(a)	6,843	6,998,610
3.40%, 07/08/24 (Call 04/08/24)(a)	7,156	7,377,836
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	2,313	2,338,975
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)(a)	3,540	3,465,164
Security	Par/ Shares (000)	Value

Software (continued)
VMware Inc., 1.00%, 08/15/24 (Call 08/15/22)	$425	$415,289
		39,530,541
Telecommunications — 2.1%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)(a)	4,179	4,108,667
3.80%, 03/01/24 (Call 01/01/24)	524	545,442
3.90%, 03/11/24 (Call 12/11/23)	2,334	2,432,915
4.45%, 04/01/24 (Call 01/01/24)	4,114	4,330,849
Bell Canada, Series US-3, 0.75%, 03/17/24	2,590	2,540,583
Cisco Systems Inc., 3.63%, 03/04/24	4,354	4,550,278
Motorola Solutions Inc., 4.00%, 09/01/24(a)	2,673	2,806,704
Verizon Communications Inc.
0.75%, 03/22/24	5,050	4,971,069
3.50%, 11/01/24 (Call 08/01/24)(a)	5,506	5,751,237
Vodafone Group PLC, 3.75%, 01/16/24(a)	1,170	1,218,988
		33,256,732
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	2,007	2,054,445

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	2,134	2,223,180
3.75%, 04/01/24 (Call 01/01/24)	2,102	2,192,407
Canadian National Railway Co., 2.95%, 11/21/24
(Call 08/21/24)	1,250	1,288,462
Canadian Pacific Railway Co., 1.35%, 12/02/24
(Call 12/02/22)	1,100	1,086,624
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	2,789	2,902,540
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	1,745	1,811,310
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	2,866	2,914,493
3.65%, 03/18/24 (Call 02/18/24)	2,060	2,141,226
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	2,627	2,713,271
3.65%, 02/15/24 (Call 11/15/23)	2,056	2,134,148
3.75%, 03/15/24 (Call 12/15/23)	1,140	1,187,162
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,415	2,451,346
2.80%, 11/15/24 (Call 09/15/24)(a)	1,718	1,772,186
		26,818,355
Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)(a)	1,649	1,732,802

Water — 0.1%
American Water Capital Corp., Class-C, 3.85%, 03/01/24
(Call 12/01/23)(a)	1,302	1,356,697

Total Corporate Bonds & Notes — 99.0%
(Cost: $1,557,682,619)	.	1,558,617,973

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(d)(e)(f)	59,223	59,240,367

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(d)(e)	13,045	$13,045,000
		72,285,367
Total Short-Term Investments — 4.6%
(Cost: $72,273,547)		72,285,367

Total Investments in Securities — 103.6%
(Cost: $1,629,956,166)		1,630,903,340

Other Assets, Less Liabilities — (3.6)%		(55,999,411)

Net Assets — 100.0%		$1,574,903,929

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$62,300,093	$—		$(3,048,775	)(a)	$(5,447)	$(5,504)	$59,240,367	59,223	$30,075	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	4,395,000	8,650,000	(a)	—		—	—	13,045,000	13,045	209		—
						$(5,447)	$(5,504)	$72,285,367		$30,284		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,558,617,973	$—	$1,558,617,973
Money Market Funds	72,285,367	—	—	72,285,367
	$72,285,367	$1,558,617,973	$—	$1,630,903,340